UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2004

Check here if Amendment  [ X ]; Amendment Number:  1
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Scopia Management Inc.
Address:  100 Park Avenue, New York, NY 10017


Form 13F File Number:  28-11096


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jeremy Mindich
Title:   President
Phone:   212-370-0008

Signature, Place, and Date of Signing:

     /s/ Jeremy Mindich             New York, NY              2-17-2005
     ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  58

Form 13F Information Table Value Total:  $   141,125
                                         -----------
                                         (thousands)

List of Other Included Managers:


Profice a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name
none
______    28-______________________     ______________________________

[Repeat as necessary.]

Column 1                              Column 2     Column 3       Column 4           Column 5        Column 6   Column 7   Column 8
Name of Issuer                     Title of Class    Cusip   Market Value(Base)    Account and      Investment   Other      Voting
                                                                   *$1000      Type of Security SH  Discretion  Managers   Authority
99 CENTS ONLY STORES CMN               Common      65440K106          $ 215            13300           SOLE                 SOLE
BALLARD POWER SYSTEMS INC CMN          Common      05858H104          $ 234            34577           SOLE                 SOLE
BOSTON ACOUSTICS INC CMN               Common      100534106        $ 2,929           211487           SOLE                 SOLE
BOSTON SCIENTIFIC CORP. COMMON STOCK   Common      101137107        $ 1,670            47000           SOLE                 SOLE
CABLEVISION SYSTEMS CORP
  CABLEVISION NY GROUP COM             Common      12686C109        $ 5,179           208000           SOLE                 SOLE
CAL-MAINE FOODS INC                    Common      128030202          $ 211            20185           SOLE                 SOLE
BOSTON SCIENTIFIC CORP. CALL           Common      101137107          $ 750            20000 Call      SOLE                 SOLE
BOSTON SCIENTIFIC CORP. CALL           Common      101137107          $ 350            10000 Call      SOLE                 SOLE
MEADWESTVACO CORP. CALL                Common      583334107          $ 990            33000 Call      SOLE                 SOLE
CELADON GROUP INC CMN                  Common      150838100        $ 2,457           110439           SOLE                 SOLE
CIT GROUP INC CMN                      Common      125581108        $ 6,162           134500           SOLE                 SOLE
COINSTAR INC CMN                       Common      19259P300        $ 1,073            40000           SOLE                 SOLE
CORRECTIONS CORP AMER NEW CMN          Common      22025Y407        $ 4,053           100200           SOLE                 SOLE
ENDURANCE SPECIALTY HLDGS LTD CMN      Common      G30397106        $ 2,497            73000           SOLE                 SOLE
GENITOPE CORPORATION CMN               Common      37229P507          $ 532            31200           SOLE                 SOLE
GOLD KIST INC. CMN                     Common      380614107        $ 4,735           347660           SOLE                 SOLE
GOODYEAR TIRE & RUBBER CO CMN          Common      382550101          $ 186            12700           SOLE                 SOLE
GUIDANT CORPORATION CMN                Common      401698105        $ 2,509            34800           SOLE                 SOLE
HARRIS AND HARRIS GRP INC. CMN         Common      413833104          $ 263            16086           SOLE                 SOLE
HCA INC CMN                            Common      404119109        $ 2,118            53000           SOLE                 SOLE
IPASS INC CMN                          Common      46261V108        $ 2,717           367167           SOLE                 SOLE
ISTAR FINL INC CMN                     Common      45031U101        $ 8,645           191000           SOLE                 SOLE
LINENS 'N THINGS INC CMN               Common      535679104          $ 605            24400           SOLE                 SOLE
LONGS DRUG STORES CORP CMN             Common      543162101        $ 3,667           133000           SOLE                 SOLE
MDU COMMUNICATIONS INTL INC CMN        Common      582828109        $ 4,234          1260250           SOLE                 SOLE
MGI PHARMA INC CMN                     Common      552880106          $ 341            12187           SOLE                 SOLE
MILLER INDS INC CMN                    Common      600551204        $ 9,657           854630           SOLE                 SOLE
OSI PHARMACEUTICALS INC CMN            Common      671040103        $ 1,032            13800           SOLE                 SOLE
PFIZER INC. CMN                        Common      717081103        $ 5,378           200000           SOLE                 SOLE
PROSPECT ENERGY CORP CMN               Common      74348T102        $ 1,045            87051           SOLE                 SOLE
AFFILIATED COMPUTER SVS PUT            Common      008190100        $ 1,794            29900 Put       SOLE                 SOLE
AUTOZONE INC. PUT                      Common      053332102          $ 990            11000 Put       SOLE                 SOLE
BANK OF AMERICA PUT                    Common      060505104        $ 3,451            98600 Put       SOLE                 SOLE
CUMMINS INC PUT                        Common      231021106        $ 1,020            12000 Put       SOLE                 SOLE
CAPITAL ONE FINANCIAL CORP             Common      14040H105        $ 1,141            16300 Put       SOLE                 SOLE
CVS CORP PUT                           Common      126650100        $ 1,560            39000 Put       SOLE                 SOLE
CVS CORP PUT                           Common      126650100        $ 1,800            40000 Put       SOLE                 SOLE
CVS CORP PUT                           Common      126650100          $ 860            19100 Put       SOLE                 SOLE
DELL INC PUT                           Common      24702R101        $ 1,085            31000 Put       SOLE                 SOLE
ISHARES TR DJ US REAL ESTATE PUT       Common      464287739        $ 2,650            25000 Put       SOLE                 SOLE
ISHARES TR DJ US REAL ESTATE PUT       Common      464287739          $ 960             8000 Put       SOLE                 SOLE
MARTHA STEWAR LIVING OMNIMEDIA PUT     Common      573083102        $ 1,875            75000 Put       SOLE                 SOLE
MERCK & CO INC.                        Common      589331107        $ 4,907           157700           SOLE                 SOLE
NORTH FORK BANCORPORATION PUT          Common      659424105        $ 1,135            40000 Put       SOLE                 SOLE
NORTH FORK BANCORPORATION PUT          Common      659424105        $ 1,200            40000 Put       SOLE                 SOLE
RETAIL HOLDRS TR  PUT                  Common      76127U101        $ 2,850            30000 Put       SOLE                 SOLE
RETAIL HOLDRS TR  PUT                  Common      76127U101        $ 1,800            18000 Put       SOLE                 SOLE
ROBERT HALF INTERNATIONAL PUT          Common      770323103          $ 650            26000 Put       SOLE                 SOLE
ROBERT HALF INTERNATIONAL PUT          Common      770323103        $ 1,500            50000 Put       SOLE                 SOLE
PXRE GROUP LTD CMN                     Common      G73018106        $ 6,151           244000           SOLE                 SOLE
RED HAT, INC. CMN                      Common      756577102          $ 534            40000           SOLE                 SOLE
RITE AID CORP CMN                      Common      767754104          $ 523           142969           SOLE                 SOLE
SAPPI LTD SPONS ADR CMN                Common      803069202        $ 8,657           597000           SOLE                 SOLE
STRATEX NETWORKS, INC. CMN             Common      86279T109        $ 1,482           655808           SOLE                 SOLE
TESCO CORPORATION CMN                  Common      88157K101        $ 4,182           383688           SOLE                 SOLE
TRW AUTOMOTIVE HOLDINGS CORP CMN       Common      87264S106        $ 1,711            82700           SOLE                 SOLE
TUESDAY MORNING CORP CMN               Common      899035505        $ 1,315            42917           SOLE                 SOLE
WYETH CMN                              Common      983024100        $ 6,908           162200           SOLE                 SOLE